OTHER ASSETS AND OTHER LIABILITIES, Fair Value of Derivatives Held for Contractual Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Derivatives [Abstract]
Assets	S/ 987,663	S/ 1,478,726
Liabilities	891,899	1,345,665
Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	909,512	1,327,964
Liabilities	845,101	1,320,883
Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	334,505	500,348
Liabilities	205,341	288,857
Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	341,898	415,034
Liabilities	204,775	277,988
Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	230,818	410,439
Liabilities	429,365	749,420
Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	1,104	1,349
Liabilities	4,002	3,168
Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	1,187	794
Liabilities	1,618	1,450
Up to 3 Months [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	217,299	353,694
Liabilities	244,822	353,709
Up to 3 Months [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	201,816	276,887
Liabilities	142,293	203,269
Up to 3 Months [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	8,870	12,395
Liabilities	20,615	8,073
Up to 3 Months [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	4,955	63,465
Liabilities	78,941	140,363
Up to 3 Months [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	471	153
Liabilities	1,355	554
Up to 3 Months [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	1,187	794
Liabilities	1,618	1,450
From 3 Months to 1 Year [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	187,322	331,615
Liabilities	210,518	384,085
From 3 Months to 1 Year [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	129,504	226,117
Liabilities	57,319	85,222
From 3 Months to 1 Year [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	11,790	43,395
Liabilities	20,739	37,418
From 3 Months to 1 Year [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	45,436	60,940
Liabilities	129,935	258,962
From 3 Months to 1 Year [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	592	1,163
Liabilities	2,525	2,483
From 3 Months to 1 Year [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 1 to 3 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	167,869	143,053
Liabilities	140,416	146,116
From 1 to 3 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	3,185	(2,656)
Liabilities	5,729	366
From 1 to 3 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	94,681	58,726
Liabilities	48,110	45,352
From 1 to 3 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	69,962	86,950
Liabilities	86,455	100,267
From 1 to 3 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	41	33
Liabilities	122	131
From 1 to 3 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	206,654	207,593
Liabilities	136,400	189,864
From 3 to 5 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	128,141	122,943
Liabilities	36,596	62,460
From 3 to 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	78,513	84,650
Liabilities	99,804	127,404
From 3 to 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
From 3 to 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Derivatives [Member]
Fair Value of Derivatives [Abstract]
Assets	130,368	292,009
Liabilities	112,945	247,109
Over 5 Years [Member] | Foreign Currency Forwards [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Interest Rate Swap [Member]
Fair Value of Derivatives [Abstract]
Assets	98,416	177,575
Liabilities	78,715	124,685
Over 5 Years [Member] | Currency Swaps [Member]
Fair Value of Derivatives [Abstract]
Assets	31,952	114,434
Liabilities	34,230	122,424
Over 5 Years [Member] | Foreign Exchange Options [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	0	0
Over 5 Years [Member] | Futures [Member]
Fair Value of Derivatives [Abstract]
Assets	0	0
Liabilities	S/ 0	S/ 0